Financial assets at fair value through profit or loss (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Financial assets at fair value through profit or loss
Current financial assets at fair value through profit or loss	¥ 157,426	$ 22,825	¥ 151,443
Wealth management products
Financial assets at fair value through profit or loss
Current financial assets at fair value through profit or loss	151,509		144,361
Equity security
Financial assets at fair value through profit or loss
Current financial assets at fair value through profit or loss	5,917		7,082
Other investments
Financial assets at fair value through profit or loss
Non-current financial assets at fair value through profit or loss	¥ 50,496		¥ 49,780